Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following tables and related disclosures provide information about (i) the total compensation of our CEO (our principal executive officer), and our other Named Executive Officers (“other NEOs”), as presented in the table under "Executive Compensation - Summary Compensation Table" (“SCT”), (ii) the “compensation actually paid” (“CAP”) to our CEO and our other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of CAP to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended, and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income (Loss) (4)
2025	$840,686	$372,924	$506,067	$326,051	$1.81	$(21,464,771)
2024	645,795	642,377	495,755	497,077	26.14	(24,992,296)
2023	384,200	334,063	326,267	314,994	57.35	(25,966,762)

(1)

These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our other NEOs.

(2)

These amounts reflect the amount of CAP for our CEO and other NEOs as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine CAP:

PEO Total Compensation Amount	$ 840,686	$ 645,795	$ 384,200
PEO Actually Paid Compensation Amount	$ 372,924	642,377	334,063
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
SCT Total Pay	$840,686	$506,067	$645,795	$495,755	$384,200	$326,267
Deduct value of equity awards granted during the year as reported in the SCT	(452,991)	(170,940)	(75,495)	(33,865)	-	-
Add year-end value of unvested equity awards granted during the year	30,979	11,690	85,295	38,261	-	-
Add change in value of unvested equity awards granted in prior years	(52,968)	(23,760)	(13,804)	(3,176)	(57,530)	(12,159)
Add change in value of equity awards granted in prior years that vested during the year	7,218	2,994	586	102	7,393	886
Compensation Actually Paid	$372,924	$326,051	$642,377	$497,077	$334,063	$314,994

(3)	Total shareholder return (“TSR”) represents the value on the last trading day of each of 2025, 2024 and 2023 of an investment of $100 in our Common Stock on the last trading day of 2022.
(4)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 506,067	495,755	326,267
Non-PEO NEO Average Compensation Actually Paid Amount	$ 326,051	497,077	314,994
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs
SCT Total Pay	$840,686	$506,067	$645,795	$495,755	$384,200	$326,267
Deduct value of equity awards granted during the year as reported in the SCT	(452,991)	(170,940)	(75,495)	(33,865)	-	-
Add year-end value of unvested equity awards granted during the year	30,979	11,690	85,295	38,261	-	-
Add change in value of unvested equity awards granted in prior years	(52,968)	(23,760)	(13,804)	(3,176)	(57,530)	(12,159)
Add change in value of equity awards granted in prior years that vested during the year	7,218	2,994	586	102	7,393	886
Compensation Actually Paid	$372,924	$326,051	$642,377	$497,077	$334,063	$314,994

(3)	Total shareholder return (“TSR”) represents the value on the last trading day of each of 2025, 2024 and 2023 of an investment of $100 in our Common Stock on the last trading day of 2022.
(4)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of Information Presented in the Pay Versus Performance Table

The graphs below illustrate the relationship between the CAP for our CEO and the average CAP for our other NEOs, versus (i) our TSR, and (ii) our net income (loss) for the years ended December 31, 2025, 2024 and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100 at December 31, 2022.

Compensation Actually Paid vs. Net Income

Analysis of Information Presented in the Pay Versus Performance Table

The graphs below illustrate the relationship between the CAP for our CEO and the average CAP for our other NEOs, versus (i) our TSR, and (ii) our net income (loss) for the years ended December 31, 2025, 2024 and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100 at December 31, 2022.

Total Shareholder Return Amount	$ 1.81	26.14	57.35
Net Income (Loss)	(21,464,771)	(24,992,296)	(25,966,762)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,991)	(75,495)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,979	85,295	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,968)	(13,804)	(57,530)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,218	586	7,393
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(170,940)	(33,865)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,690	38,261	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,760)	(3,176)	(12,159)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,994	$ 102	$ 886